Consolidated Statement of Comprehensive Income - BRL (R$) R$ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of comprehensive income [abstract]
Net income / (loss)		R$ 45,849	R$ 42,128	R$ 33,877
Financial assets at fair value through other comprehensive income		980	(2,015)	4,681
Change in fair value		(3,259)	(7,030)	5,443
Tax effect		1,463	2,867	(1,105)
(Gains) / losses transferred to income		5,047	3,905	624
Tax effect		(2,271)	(1,757)	(281)
Hedge		1,002	(2,156)	684
Cash flow hedge		197	(488)	236
Change in fair value		361	(941)	457
Tax effect		(164)	453	(221)
Hedge of net investment in foreign operation		805	(1,668)	448
Change in fair value		2,854	(3,207)	848
Tax effect		(2,049)	1,539	(400)
Insurance contracts and private pension		938	470	(710)
Change in discount rate		1,390	976	(1,192)
Tax effect		(452)	(506)	482
Remeasurements of liabilities for post-employment benefits	[1]	(5)	(115)	(324)
Remeasurements		(8)	(205)	(584)
Tax effect		3	90	260
Foreign exchange variation in foreign investments		(3,008)	8,552	(327)
Other comprehensive income of non-controlling interests		22	867	(924)
Total other comprehensive income		(71)	5,603	3,080
Total comprehensive income		45,778	47,731	36,957
Comprehensive income attributable to the owners of the parent company		44,764	45,821	37,109
Comprehensive income attributable to non-controlling interests		R$ 1,014	R$ 1,910	R$ (152)

[1]	Amounts that will not be subsequently reclassified to income.